Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 860.9	$ 936.6	$ 1,042.0
Investment expenses	(25.5)	(20.0)	(24.6)
Net investment income	835.4	916.6	1,017.4
Available-for-sale Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	726.4	818.3	923.7
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	723.3	789.3	882.0
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	149.5	166.3	268.6
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	44.1	62.7	36.5
Fixed maturities | Foreign government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.1	0.0	0.0
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	301.1	284.0	268.9
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	11.9	11.8	21.6
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	143.0	152.9	150.1
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	64.1	96.7	117.3
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	9.5	14.9	19.0
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	3.1	29.0	41.7
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	134.5	118.3	118.3
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	70.3	60.6	61.8
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 64.2	$ 57.7	$ 56.5